Offerings - Offering: 1	Apr. 16, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share
Amount Registered | shares	6,588,541
Proposed Maximum Offering Price per Unit	16.00
Maximum Aggregate Offering Price	$ 105,416,656.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 14,558.04
Offering Note	The registrant previously registered securities with a proposed maximum aggregate offering price not to exceed $613,333,344 on a Registration Statement on Form S-1 (File No. 333-294690), which was declared effective by the Securities and Exchange Commission on April 16, 2026. In accordance with Rule 462(b) promulgated under the Securities Act of 1933, as amended, an additional amount of securities having a proposed maximum aggregate offering price of $105,416,656.00 is hereby registered, which includes the shares of common stock that the underwriters have the option to purchase.